SUPPLEMENT dated April 19, 2002

                              To the PROSPECTUS of

                        Standish Select Value Asset Fund
                         Standish Small Cap Growth Fund
                             (Service Class Shares)

                             Dated: January 28, 2002

--------------------------------------------------------------------------------

                                   Prospectus

The following supplements the information presented under the corresponding section of the prospectus.

The Investment Adviser

The following replaces the information in the table under the section entitled "Fund Managers" for the Standish Select Value Asset Fund:

--------------------------------------------------------------------------------
Fund                        Fund Managers              Positions during the
                                                       past five years
.................................................................................
Select Value Asset Fund     David H. Cameron, CFA      Director of Standish
                                                       Mellon, Dave is the
                                                       firm's chief equity
                                                       officer and oversees the
                                                       firm's domestic and
                                                       international investment
                                                       strategies.
--------------------------------------------------------------------------------

                         SUPPLEMENT dated April 19, 2002

                              To the PROSPECTUS of

                           Standish Select Value Fund
                          Standish Small Cap Value Fund
                         Standish Small Cap Growth Fund
                          (Institutional Class Shares)
                    Standish Small Capitalization Equity Fund
                       Standish International Equity Fund
                      Standish International Small Cap Fund

                             Dated: January 28, 2002

--------------------------------------------------------------------------------

                                   Prospectus

The following supplements the information presented under the corresponding section of the prospectus.

The Investment Adviser

The following replaces the information in the table under the section entitled "Fund Managers" for the Standish Select Value Fund:

--------------------------------------------------------------------------------
Fund                        Fund Managers              Positions during the
                                                       past five years
.................................................................................
Select Value Fund           David H. Cameron, CFA      Director of Standish
                                                       Mellon, Dave is the
                                                       firm's chief equity
                                                       officer and oversees the
                                                       firm's domestic and
                                                       international investment
                                                       strategies.
--------------------------------------------------------------------------------